Leases - Schedule of Future Minimum Payments for Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
2019	$ 159,538
2020	164,299
2021	169,223
2022	174,320
2023	179,552
Thereafter	259,858
Total minimum lease payments	1,106,790
Less: effect of discounting	(314,451)
Present value of future minimum lease payments	792,339
Less: current obligations under leases	84,050
Long-term lease obligations	$ 708,289